Short-term and Long-term Debt (Narrative) (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Aug. 28, 2007	Mar. 31, 2011 Minimum [Member] Bonds Due 2014 [Member]	Mar. 31, 2011 Maximum [Member] Bonds Due 2014 [Member]	Mar. 31, 2011 Bonds Due 2014 [Member]	Dec. 31, 2009 Bonds Due 2014 [Member]	Mar. 31, 2011 Minimum [Member] Bonds Due 2016 [Member]	Mar. 31, 2011 Bonds Due 2016 [Member]	Sep. 30, 2007 Bonds Due 2016 [Member]	Mar. 31, 2011 Minimum [Member] Bonds Due 2019 [Member]	Mar. 31, 2011 Bonds Due 2019 [Member]	Sep. 30, 2007 Bonds Due 2019 [Member]
Short-term Debt, Weighted Average Interest Rate	0.30%	0.40%
Short-term debt related to sales pursuant ASC860	¥ 2,390	¥ 2,449
Long-term debt related to sales pursuant ASC860		52,650
Convertible debt							¥ 100,000			¥ 20,000			¥ 20,000
Convertible, earliest date						January 4, 2010			September 27, 2007			September 27, 2007
Convertible, latest date						December 10, 2014			August 30, 2016			August 30, 2019
Days of continuous trading	20					20			30
Percent paid for conversion on continuous trading days				130.00%				120.00%			120.00%
Convertible conversion	rate of ¥100 per ¥100 of each bond
Convertible conversion price				¥ 238	¥ 317	¥ 317			¥ 2,056			¥ 2,042
Closing price			¥ 1,344
Company required to pay percent of principal amount									100.00%			100.00%
Redemption price percent of principal									100.00%			100.00%